Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 19 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.
(b)	Bally Corp. (“Bally”), a company controlled by Mr. Haiping Hu.
(c)	Zhongna Times (Shenzhen) New Energy Technology Co., Ltd. (“Zhongna Times”), a company controlled by Mr. Haiping Hu.
(d)	Shanghai Huiyang Investment Co., 5.4012% shareholder of Sunrise Guizhou and controlled by immediate family members of Mr. Haiping Hu.
(e)	Shidong (Suzhou) Investment Co., Ltd., a company of which Mr. Haiping Hu is the CEO.
(f)	Mr. Shousheng Guo, Director, 3.00% shareholder of GMB (Beijing).
(g)	Mr. Wenwu Zhang, Director of Sunrise Guizhou.
(h)	Mr. Chenming Qi, General Manager, Director and 3.00% shareholder of GIOP BJ; Director of GMB (Hangzhou).
(i)	Ms. Jing Ji, CEO of and 46% shareholder of GMB Technology.
(j)	Haicheng Shenhe, 9.6451% shareholder of Sunrise Guizhou.
(k)	Ms. Chao Liu, Chief Financial Officer of the Company.
(l)	GMB Internet Technology Co., Ltd., one of the shareholders of the Company.
(m)	GMB Business Communication Co., Ltd. one of the shareholders of the Company.
(n)	GMB Enterprise Cooperation Development Co., Ltd., one of the shareholders of the Company.
(o)	GMB Information Technology Co., Ltd., one of the shareholders of the Company.
(p)	GMB Wisdom Sharing Platform Co., Ltd., one of the shareholders of the Company.
(q)	GMB Technology Co., Ltd., one of the shareholders of the Company.
(r)	GMB Project Incubation Services Co., Ltd., one of the shareholders of the Company.
(s)	Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., 3.0864% shareholder of Sunrise Guizhou.
(t)	Ms. Fangfei Liu, spouse of Mr. Haiping Hu.
(u)	Mr. Huiyu Du, the former legal representative of Sunrise Guizhou.
(v)	Beijing Huatai Zhonghe Venture Capital Center (Limited Partnership) (“Huatai Zhonghe”), controlled by Mr. Shousheng Guo.
(w)	Ningbo Meishan Bonded Port Zone Zhihai Yuncheng Investment Management Partnership Enterprise (Limited Partnership) (“Zhihai Yuncheng”), a limited partnership controlled by Mr. Haiping Hu.
(x)	Shenzhen Zhuhai New Energy Co., Ltd. (“Shenzhen Zhuhai”), a company ultimately controlled by Mr. Haiping Hu.
a.	Due from related parties

As of June 30, 2025 and December 31, 2024, the balances of amounts due from related parties were as follows:

		As of June 30, 2025	As of December 31, 2024
Due from related parties
Bally		$5,172	$5,172
Zhongna Times	(1)	697,973	-
Mr. Wenwu Zhang	(2)	328,047	321,949
Shenzhen Zhuhai		-	150,699
Zhihai Yuncheng		-	63,588
Others		700	700
Total		$1,031,892	$542,108

(1)	The balance as of June 30, 2025 represented the advance payment on technological service fee on sodium-ion battery and silicon carbon battery.

(2)	The balance as of June 30, 2025 and December 31, 2024 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s shares of Haicheng Shenhe.

b.	Due to related parties

As of June 30, 2025 and December 31, 2024, the balances of amounts due to related parties were as follows:

		As of June 30, 2025	As of December 31, 2024
Due to related parties
Ms. Jing Ji		$19,369	$19,009
Shanghai Huiyang	(1)	240,122	235,001
Haicheng Shenhe		2,383	1,029
Huatai Zhonghe			-
Zhuhai Investment	(2)	2,177,673	3,442,663
Zhongna Times		-	493,198
Others		5,908	5,905
Total		$2,445,455	$4,196,805

(1)	The balances as of June 30, 2025 and December 31, 2024 mainly represented the loans from Shanghai Huiyang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2025.

(2)	The balances as of June 30, 2025 and December 31, 2024 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and is due on December 31, 2025.
d.	Related party transactions

Related party purchase

The Company purchased maintenance services for the Company’s APP on knowledge sharing and enterprise business from Zhihai Yuncheng. For the six months ended June 30, 2025 and 2024, maintenance fee to Zhihai Yuncheng were $58,535 and nil, respectively.

The Company purchased consulting services for peer-to-peer knowledge sharing and enterprise business from Zhuhai Investment. For the six months ended June 30, 2024, total purchase was $13,860.

e.	Related party guarantee

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise Tech to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB40,000,000, among which RMB10,000,000 and RMB5,000,000 were paid in July 2022 and August 2023, respectively. For the fiscal year ended December 31, 2024, Sunrise Guizhou and the original shareholder agreed that RMB5,000,000 (approximately $697,973) due on August 20, 2024 would be offset by the unpaid RMB8,960,000 (approximately $1,250,768) land use right and property taxes and their associated fines and late payment fee prior to the asset acquisition. The unpaid consideration of RMB16,040,000 (approximately $2,239,098) will be paid in installments from 2025 to 2026. The consideration payable is guaranteed by Mr. Haiping Hu. See Note 12.

On September 22, 2022, Sunrise Guizhou entered into a financing contract into an eighteen-month loan with Far East to obtain a loan of RMB 20,000,000, approximately $2,791,892, for a term from September 22, 2022 to March 21, 2024; On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,583,785, for a term from November 10, 2022 to November 9, 2025; On February 7, 2023, Sunrise Guizhou entered a sales and leaseback financing contract into a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, approximately $2,791,892, for a term from February 7, 2023 to February 6, 2025; and On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB 15,000,000, approximately $2,093,919, for a term from October 27, 2023 to October 26, 2025. Pursuant to these financing contracts, Mr. Haiping Hu was the guarantor for the debts. See Note 16.

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain a revolving loan of up to RMB100,000,000, approximately $13,959,462, for a term from June 1, 2023 to May 31, 2024. For the six months ended June 30, 2024, Sunrise Guizhou had been able to utilize the line of credit with interest rates from 2% to 4.5% which matured from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB50,000,000. This credit loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu, and Ms. Huiyu Du.

On January 18, 2023, Sunrise Guizhou entered into a credit facility agreement with Post Bank to obtain a revolving loan of up to RMB30,000,000, approximately $4,187,839, for a term from January 19, 2023 to January 18, 2031. For six months ended June 30, 2024, Sunrise Guizhou had utilized the line of credit with Post Bank for RMB28,300,000, approximately $3,950,528, which matured from July 2023 to April 2024. In March 2024, the Company repaid the long-term loan. This credit loan was guaranteed by Mr. Haiping Hu.

On June 13, 2023, Sunrise Guizhou entered into a finance lease agreement with Chongqing Xingyu Finance Lease Co., Ltd. to lease graphite anode materials production facilities. The principal of the contract was RMB29,257,844, approximately $4,084,238, with a nominal interest rate of 5.8%. This finance lease payment was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu. As of June 30, 2025, Sunrise Guizhou had fully repaid the lease liabilities.

On October 26, 2023, Sunrise Guizhou entered into a three-year debt arrangement with SPD Bank to obtain a line of credit of up to RMB50,000,000, approximately $6,979,731, for a term from November 17, 2023 to November 17, 2026. Sunrise Guizhou pledged its intellectual property for the line of credit. Sunrise Guizhou utilized the line of credit by issuing banker’s acceptance note of up to RMB20,000,000, approximately $2,791,892 from SPD Bank. Pursuant to the banker’s acceptance note contract, Sunrise Guizhou was obliged to deposit 50% of the note payable amount issued as restricted cash in the designated bank account in SPD Bank. As of June 30, 2025, the banker’s acceptance note was RMB13,299,305, approximately $1,856,511 and the deposit for commercial note issuance was RMB10,100,000, approximately $1,409,906. Other than the pledge of intellectual property, the unsecured amount of banker’s acceptance note, which was RMB3,199,305 (approximately $446,606) was guaranteed by Mr. Haiping Hu.

On March 8, 2024, Sunrise Guizhou obtained a bank loan of RMB100,000,000, approximately $13,959,462, from CCB Qianxinan Branch with an interest rate of 9.504%, for a term from March 8, 2024 to March 8, 2026. On June 28, 2024, Sunrise Guizhou obtained a bank loan of RMB100,000,000, approximately $13,959,462, from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. Both loans were guaranteed by Mr. Haiping Hu. See Note 16.

On April 26, 2024, Sunrise Guizhou obtained a loan of RMB900,000 (approximately $125,635) from WeBank with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou. See Note 16.

On June 19, 2024, GIOP BJ entered into a line of credit facility agreement with Industrial Bank to obtain a revolving loan of up to RMB7,000,000, approximately $977,162. On July 23, 2024, GIOP BJ obtained a loan of RMB7,000,000 with a variable interest rate of one-year loan prime rate plus 0.05%, for a term from August 29, 2024 to August 28, 2025. Both the credit facility and the loan were guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu. See Note 16.

On July 31, 2024, Sunrise Guizhou entered into a banker’s acceptance note contract with Everbright Bank for issuing banker’s acceptance notes to the suppliers of Sunrise Guizhou. Pursuant to the contract, Sunrise Guizhou was obliged to deposit 50% of the note payable amounts issued as restricted cash in the designated bank account in Everbright Bank. As of June 30, 2025 and December 31, 2024, the deposit for note issuances was $5,477,176 and $6,853,541, respectively. Pursuant to the contract, Mr. Haiping Hu and Ms. Fangfei Liu were the guarantors of the unsecured commercial notes for $6,296,232 and $6,853,541 as of June 30, 2025 and December 31, 2024, respectively.

On January 9, 2025, Sunrise Guizhou obtained a bank loan of RMB300,000,000, approximately $41,878,385, from CCB Qianxinan Branch with a variable interest rate of loan prime rate plus 0.7%, for a term from January 9, 2025 to January 9, 2039. The loan was guaranteed by Mr. Haiping Hu, Zhuhai Zibo, and Zhuhai Investment. See Note 16.